Related Party Transactions (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Equity method investments	$ 11,047		$ 24,752	$ 23,217
Accounts receivable			1,071	3,257
Purchases			2,575
Purchases and open accounts payable			2,575
Revenue from related party transactions	2,116	$ 2,348	3,253	4,203
Related Party Transition Services Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Revenue from related party transactions	148	355	495	285
Related Party Investment Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Revenue from related party transactions	170	403	428	2,740
Related Party Supply Agreement
Related Party Transaction [Line Items]
Related party fees			1,223	242
Related Party Supply Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Revenue from related party transactions	151	69	282	156
Related party fees	$ 893	$ 1,171	$ 1,223	$ 242